Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,502,900
Previously Paid Amount	0.00
Total Fee Amount	759.95
Total Offset Amount	0.00
Net Fee	759.95
Narrative - Max Aggregate Offering Price	$ 5,502,900
Final Prospectus	true